Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUES
Services	$ 766,927	$ 976,327	$ 1,213,026	$ 1,551,724	$ 4,201,414	$ 4,631,507
Sales of parts and equipment	316,976	615,836	605,047	852,810	2,178,611	2,702,340
Furniture and appliances revenue	16,471,014	10,616,050	26,148,192	10,616,050	34,668,113
TOTAL REVENUE	17,554,917	12,208,213	27,966,265	13,020,584	41,048,138	7,333,847
OPERATING EXPENSES
Cost of sales	13,882,672	9,331,976	22,249,110	9,545,726	30,426,194	2,370,757
Personnel costs	1,526,434	1,439,036	3,290,884	1,896,233	5,137,946	2,269,059
Depreciation and amortization	407,909	349,264	811,145	688,086	1,623,908	1,441,898
Fuel	82,435	171,888	186,199	360,265	718,495	874,187
General and administrative	3,115,893	1,710,935	4,963,682	2,086,670	6,177,588	1,896,541
TOTAL OPERATING EXPENSES	19,015,343	13,003,099	31,501,020	14,576,980	44,084,131	8,852,442
NET LOSS FROM OPERATIONS	(1,460,426)	(794,886)	(3,534,755)	(1,556,396)	(3,035,993)	(1,518,595)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt					(552,561)	(536,491)
Gain on write-down of contingency					32,246	395,634
Financing costs	(111,178)	(167,406)	(313,960)	(175,506)
Loss on extinguishment of debt	(948,856)		(948,856)
Interest expense	(350,385)	(306,568)	(683,939)	(450,860)	(1,206,991)	(562,629)
Loss on acquisition receivable	(809,000)		(809,000)
Change in warrant liability	(2,127,656)	2,600	(2,127,656)	2,600	106,900
Other income (expense)	3,942	5,089	6,325	5,089	15,010	(129,400)
Gain (loss) on sale of property and equipment	37,767		37,767	24,224	57,603	28,408
TOTAL OTHER INCOME (EXPENSE)	(4,305,366)	(466,285)	(4,839,319)	(594,453)	(1,547,793)	(804,478)
NET LOSS BEFORE INCOME TAXES	(5,765,792)	(1,261,171)	(8,374,074)	(2,150,849)	(4,583,786)	(2,323,073)
INCOME TAX BENEFIT	(953,953)	(5,431)	(1,451,753)	(259,850)	(1,202,363)	(781,200)
NET LOSS BEFORE NON-CONTROLLING INTERESTS	(4,811,839)	(1,255,740)	(6,922,321)	(1,890,999)	(3,381,423)	(1,541,873)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(1,269,137)	(430,789)	(2,007,322)	(697,469)	(1,134,464)	(546,513)
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$ (3,542,702)	$ (824,951)	$ (4,914,999)	$ (1,193,530)	$ (2,246,959)	$ (995,360)
Net Loss Per Common Share: Basic and diluted	$ (1.04)	$ (0.26)	$ (1.49)	$ (0.38)	$ (1.07)	$ (0.50)
Weighted-average number of common shares outstanding: Basic and diluted	3,418,378	3,162,322	3,290,747	3,138,981	3,152,349	3,115,625